SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,766,033	$ 1,432,698
Accrued expenses	798,366	609,366
Stock compensation	1,226,758	443,822
Capitalized R&D costs, net	307,491	278,358
Intangible asset, net	508,222	548,880
Accrued interest	3,846	2,694
Subtotal	4,610,716	3,315,818
Less valuation allowance	(4,610,716)	(3,315,818)
Net deferred tax asset	$ 0	$ 0